Holbrook Income Fund
Portfolio of Investments (Unaudited)
July 31, 2021

Shares		Variable Rate (%)	Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 4.3%
	ASSET MANAGEMENT - 0.6%
75,200	Gladstone Investment Corp.		5.000		5/1/2026	$ 1,958,960
40,213	RiverNorth Specialty Finance Corp.		5.875		10/31/2024	1,023,019
						2,981,979
	INDUSTRIAL SUPPORT SERVICES - 0.2%
27,017	Alta Equipment Group, Inc.		10.000		Perpetual	754,841

	OIL & GAS PRODUCERS - 0.3%
60,228	Global Partners LP		9.500		Perpetual	1,646,634

	REAL ESTATE SERVICES - 2.1%
6,680	UIRC-GSA International LLC **		6.000	++	Perpetual	6,980,600
3,000	UIRC-GSA International LLC		6.500	++	Perpetual	3,000,000
						9,980,600
	REIT - 0.9%
160,000	Vinebrook Homes Trust, Inc. **^		6.500		10/7/2027	4,120,000

	SPECIALTY FINANCE - 0.2%
20,000	Atlanticus Holdings Corp.		7.625		Perpetual	498,600
12,000	Priority Income Fund, Inc.		6.250		6/30/2026	309,360
8,473	Priority Income Fund, Inc.		6.375		12/31/2024	214,748
						1,022,708

	TOTAL PREFERRED STOCK (Cost - $19,915,948)					20,506,762
Principal
	ASSET BACKED SECURITIES - 33.7%
	AUTO LOAN - 0.7%
$ 2,000,000	Luxury Lease Partners Auto Lease Trust 2019-ARC1 **		8.000		12/15/2026	2,071,460
1,250,000	Luxury Lease Partners Auto Lease Trust 2021-ARC2 **		7.000		7/15/2027	1,287,701
						3,359,161
	CLO - 33.0%
3,000,000	ABPCI Direct Lending Fund CLO I LLC**	3 Month LIBOR + 3.510%	3.644	+	1/20/2030	3,025,980
4,000,000	Bain Capital Credit CLO 2019-1**	3 Month LIBOR + 1.550%	1.740	+	4/19/2034	3,999,988
3,000,000	Brightwood Capital MM CLO 2020-1 Ltd.**		4.290		12/15/2028	3,004,020
3,000,000	Brightwood Capital MM CLO 2020-1 Ltd.**	3 Month LIBOR + 5.400%	5.519	+	12/15/2028	3,003,480
5,010,000	Catamaran CLO 2013-1 Ltd.**	3 Month LIBOR + 1.800%	1.929	+	1/27/2028	5,014,549
5,750,000	Catamaran CLO 2013-1 Ltd.**	3 Month LIBOR + 2.800%	2.929	+	1/27/2028	5,773,632
5,000,000	Cathedral Lake VI Ltd.**	3 Month LIBOR + 1.950%	2.069	+	4/25/2034	5,006,800
5,000,000	CFIP CLO 2013-1 Ltd.**	3 Month LIBOR + 2.700%	2.834	+	4/20/2029	4,999,965
5,000,000	Columbia Cent CLO 31 Ltd.**	3 Month LIBOR + 1.550%	1.684	+	4/20/2034	4,999,990
5,000,000	Deerpath Capital CLO 2021-1 Ltd.**	3 Month LIBOR + 1.650%	1.829	+	4/17/2033	4,998,860
5,000,000	Deerpath Capital CLO 2021-1 Ltd.**	3 Month LIBOR + 2.000%	2.179	+	4/17/2033	4,998,755
147,737	First Eagle Clarendon Fund CLO LLC**	3 Month LIBOR + 2.050%	2.175	+	1/25/2027	147,078
5,000,000	Fortress Credit Bsl XI Ltd.**	3 Month LIBOR + 1.800%	0.000	+	7/20/2034	5,000,000
2,750,000	Gallatin CLO IX 2018-1 Ltd.**	3 Month LIBOR + 2.100%	2.234	+	1/21/2028	2,736,569
5,000,000	Golub Capital Partners CLO 19B-R Ltd.**	3 Month LIBOR + 1.130%	1.264	+	4/20/2034	4,999,995
6,000,000	Greywolf CLO II Ltd.**	3 Month LIBOR + 7.050%	7.176	+	4/15/2034	6,008,880
2,000,000	Halcyon Loan Advisors Funding 2014-1 Ltd.**	3 Month LIBOR + 3.500%	3.634	+	4/18/2026	1,994,076
3,725,000	Highbridge Loan Management 7-2015 Ltd.**	3 Month LIBOR + 1.700%	1.856	+	3/15/2027	3,729,656
2,610,000	JMP Credit Advisors Clo IV Ltd.**	3 Month LIBOR + 2.650%	2.784	+	7/17/2029	2,614,844
4,000,000	Lockwood Grove CLO LTD.**	3 Month LIBOR + 2.000%	2.125	+	1/25/2030	3,981,268
8,300,000	Madison Park Funding L Ltd.**	3 Month LIBOR + 1.400%	1.596	+	4/19/2034	8,299,851
4,650,000	Marathon CLO 14 Ltd.**	3 Month LIBOR + 2.460%	2.594	+	1/20/2033	4,671,437
3,000,000	MONROE CAPITAL BSL CLO 2015-1 LTD.**	3 Month LIBOR + 2.450%	2.600	+	5/22/2027	2,998,617
4,350,000	Oaktree CLO 2014-1**	3 Month LIBOR + 2.720%	2.880	+	5/13/2029	4,349,978
3,000,000	PennantPark CLO II Ltd.**	3 Month LIBOR + 4.250%	4.376	+	1/15/2032	2,999,940
1,825,000	PennantPark CLO II Ltd.**	3 Month LIBOR + 6.500%	6.626	+	1/15/2032	1,824,916
1,000,000	Saranac Clo VIII Ltd.**		4.325		2/20/2033	1,005,640
3,000,000	Saratoga Investment Corp CLO 2013-1 Ltd.**	3 Month LIBOR + 4.000%	4.134	+	4/20/2033	2,999,958
4,000,000	Saratoga Investment Corp CLO 2013-1 Ltd.**	3 Month LIBOR + 7.500%	7.634	+	4/20/2033	3,945,716
3,000,000	Sound Point CLO IX Ltd.**		6.253		7/20/2032	3,000,480
2,000,000	Tiaa Clo III Ltd.**	3 Month LIBOR + 1.500%	1.626	+	1/16/2031	2,004,864
5,000,000	Tralee CLO II Ltd.**	3 Month LIBOR + 2.800%	2.934	+	7/20/2029	4,997,935
3,500,000	Tralee CLO V Ltd.**	3 Month LIBOR + 2.220%	2.334	+	10/20/2028	3,482,668
6,000,000	Trysail CLO 2021-1 Ltd.**	3 Month LIBOR + 1.850%	1.991	+	7/20/2032	5,999,940
5,800,000	Venture XXIII CLO Ltd.**	3 Month LIBOR + 7.550%	0.000	+	7/19/2034	5,740,196
1,365,000	Z Capital Credit Partners CLO 2015-1 Ltd.**	3 Month LIBOR + 1.450%	1.576	+	7/16/2027	1,362,461
5,698,000	Z Capital Credit Partners CLO 2015-1 Ltd.**	3 Month LIBOR + 1.850%	1.976	+	7/16/2027	5,642,672
3,000,000	Z Capital Credit Partners CLO 2019-1 Ltd.**	3 Month LIBOR + 2.700%	2.826	+	7/16/2031	3,006,609
3,420,000	Zais CLO 5 Ltd.**	3 Month LIBOR + 2.400%	2.526	+	10/15/2028	3,429,815
2,000,000	Zais CLO 5 Ltd.**	3 Month LIBOR + 3.330%	3.426	+	10/15/2028	1,975,204
2,100,000	Zais Clo 11 Ltd.**	3 Month LIBOR + 2.900%	3.034	+	1/20/2032	2,101,579
						155,878,861

	TOTAL ASSET BACKED SECURITIES (Cost - $158,946,103)					159,238,022

	CONVERTIBLE BONDS - 1.4%
	SPECIALTY FINANCE - 1.4%
6,333,000	New York Mortgage Trust, Inc.		6.250		1/15/2022	6,461,243
	TOTAL CONVERTIBLE BONDS (Cost - $6,170,929)
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2021

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	CORPORATE BONDS - 58.2%
	ASSET MANAGEMENT - 28.6%
$ 2,983,000	Apollo Investment Corp.		7.375		5/31/2023	$ 3,129,349
153,570	B. Riley Financial, Inc.		7.375		5/31/2023	3,909,892
16,291	B. Riley Financial, Inc.		6.875		9/30/2023	419,004
24,550	B. Riley Financial, Inc.		6.750		5/31/2024	640,264
80,000	B. Riley Financial, Inc.		5.500		3/31/2026	2,048,000
20,000	B. Riley Financial, Inc.		6.500		9/30/2026	527,400
3,200,000	Capital Southwest Corp.		5.375		10/1/2024	3,434,000
3,000,000	Capital Southwest Corp.		4.500		1/31/2026	3,213,750
5,000,000	Carrington Holding Co. LLC**		8.000		1/1/2026	5,034,912
133,474	Fidus Investment Corp.		5.375		11/1/2024	3,390,240
5,000,000	Fidus Investment Corp.		4.750		1/31/2026	5,241,793
67,193	First Eagle Alternative Capital BDC, Inc.		6.125		10/30/2023	1,717,251
140,000	First Eagle Alternative Capital BDC, Inc.		6.750		5/25/2026	3,612,700
6,000,000	Gladstone Capital Corp.		5.125		1/31/2026	6,337,500
98,469	Gladstone Investment Corp.		6.375		8/31/2025	2,530,653
224,564	Great Elm Capital Corp.		6.500		6/30/2026	5,672,487
165,543	Horizon Technology Finance Corp.		4.875		3/30/2026	4,271,903
6,000,000	Investcorp Credit Management BDC, Inc.		4.875		4/1/2026	6,108,544
106,800	Logan Ridge Finance Corp.		6.000		5/31/2022	2,696,700
314,041	Logan Ridge Finance Corp.		5.750		5/31/2022	8,033,169
2,000,000	Medallion Financial Corp.**		7.500		12/30/2027	2,010,190
8,500,000	Monroe Capital Corp.		4.750		2/15/2026	8,677,109
180,914	Newtek Business Services Corp.		5.750		8/1/2024	4,571,697
98,347	Newtek Business Services Corp.		5.500		2/1/2026	2,554,072
49,298	OFS Capital Corp.		5.950		10/31/2025	1,243,542
10,000	OFS Credit Co., Inc.		6.125		4/30/2026	250,600
27,594	Oxford Square Capital Corp.		6.250		4/30/2026	698,680
6,000,000	PennantPark Floating Rate Capital Ltd.		4.250		4/1/2026	6,075,042
7,027,000	PennantPark Investment Corp.		4.500		5/1/2026	7,183,327
285,448	PhenixFIN Corp.		6.125		3/30/2023	7,233,252
10,000	Saratoga Investment Corp.		6.250		8/31/2025	253,400
82,897	Saratoga Investment Corp.		7.250		6/30/2025	2,184,336
7,750,000	Saratoga Investment Corp.		4.375		2/28/2026	7,942,464
4,000,000	Stellus Capital Investment Corp.		4.875		3/30/2026	4,176,686
303,500	Trinity Capital, Inc. **		7.000		1/16/2025	7,997,225
						135,021,133
	BANKING - 5.8%
250,000	Bank of America Corp.	4*(CMS30-CMS2)	4.900	+	7/11/2033	236,250
1,451,000	Bank of Nova Scotia	4*(CMS30-CMS2)	5.880	+	7/29/2033	1,378,450
5,306,000	Bank of Nova Scotia	4*(USISDA30-USISDA02)	5.880	+	1/30/2034	5,040,700
862,000	Bank of Nova Scotia ^	4*(USISDA30-USISDA02)	6.080	+	5/29/2034	805,970
217,000	BNP Paribas SA	4*(USISDA30-USISDA05)	2.292	+	4/30/2033	175,770
230,000	Citigroup, Inc.		5.744	+	12/23/2029	225,400
420,000	Citigroup, Inc.	4*(CMS30-CMS2)	6.088	+	8/19/2030	413,700
1,217,000	Citigroup, Inc.	9*(USISDA30-USISDA05)	6.921	+	6/18/2034	1,174,405
459,000	Citigroup, Inc.	4*(USISDA30-USISDA02)	5.432	+	10/31/2034	442,935
1,189,000	Citigroup, Inc.	4*(CMS30-CMS2)	10.000	+	1/30/2035	1,117,660
1,600,000	Citigroup, Inc.	10*(USISDA30-USISDA02)	10.000	+	4/30/2035	1,520,000
60,000	Citigroup, Inc.		10.000	+	8/19/2035	56,400
354,000	Citigroup, Inc.	4*(USISDA30-USISDA02)	6.080	+	8/31/2035	330,990
1,251,000	Citigroup, Inc.	MULT*(USISDA30-USISDA02)	10.000	+	10/30/2035	1,188,450
65,000	Citigroup, Inc.	15*(USISDA30-USISDA02)	10.000	+	11/30/2035	61,100
1,220,000	Credit Suisse AG	8*(USISDA30-USISDA02)	9.863	+	7/31/2030	1,268,800
1,493,000	Credit Suisse AG	7*(USISDA30-USISDA02)	9.864	+	8/28/2030	1,537,790
507,000	Credit Suisse AG	10*(USISDA30-USISDA02)	9.864	+	9/30/2030	527,280
1,050,000	Credit Suisse AG		9.864		1/29/2031	1,102,500
158,000	Credit Suisse AG	12*(USISDA30-USISDA02)	10.001	+	4/29/2031	165,900
2,194,000	JPMorgan Chase & Co.	4*(CMS30-CMS2)	6.012	+	4/30/2034	2,062,360
2,367,000	Natixis US Medium-Term Note Program LLC	4*(USISDA30-USISDA05)	4.292	+	7/31/2028	2,301,908
500,000	Natixis US Medium-Term Note Program LLC		7.440	+	6/30/2029	490,000
1,303,000	Natixis US Medium-Term Note Program LLC	4.5*(USISDA30-USISDA05)	5.072	+	8/29/2033	1,250,880
561,000	Natixis US Medium-Term Note Program LLC	5*(USISDA30-USISDA05)	5.805	+	11/27/2033	538,560
1,778,000	Natixis US Medium-Term Note Program LLC	7.5*(USISDA30-USISDA05-0.25%)	6.172	+	7/31/2034	1,715,770
50,000	Royal Bank of Canada	4.5*(USISDA30-USISDA05)	2.066	+	6/30/2029	45,750
230,000	Royal Bank of Canada	7.5*(CMS30-CMS5)	6.323	+	8/28/2034	221,950
						27,397,628
	CHEMICALS - 0.4%
2,000,000	C3 Nano, Inc.**		6.500		2/15/2024	2,020,000

	ELECTRICAL EQUIPMENT - 0.4%
65,211	Babcock & Wilcox Enterprises, Inc.		8.125		2/28/2026	1,665,489

	ENTERTAINMENT CONTENT - 0.7%
131,095	Chicken Soup For The Soul Entertainment, Inc.		9.500		7/31/2025	3,483,850
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2021

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	CORPORATE BONDS - 58.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 6.9%
$ 80,000	Arlington Asset Investment Corp.		6.000		8/1/2026	$ 1,980,800
2,000,000	Cowen, Inc.		7.250		5/6/2024	2,178,279
939,000	Goldman Sachs Group, Inc.		3.540	+	6/19/2028	892,050
249,000	Jefferies Group LLC	7.5*(USISDA30-USUSDA02)	10.000	+	5/31/2034	258,960
4,484,000	Jefferies Group LLC	10*(USISDA10-USISDA02)	10.000	+	6/30/2037	4,685,780
975,000	Jefferies Group LLC		9.000	+	7/31/2037	1,061,580
556,000	Jefferies Group LLC	9*(USISDA10-USISDA02)	8.000	+	8/31/2037	575,460
1,786,000	Jefferies Group LLC	8*(USISDA10-USISDA02)	8.000	+	9/30/2037	1,821,720
4,212,000	Jefferies Group LLC	10*(USISDA10-USISDA02)	10.000	+	10/31/2037	4,401,540
1,968,000	Morgan Stanley		7.810	+	7/20/2025	2,056,560
271,000	Morgan Stanley	4*(USISDA30-USISDA02)	7.440	+	6/30/2026	279,133
885,000	Morgan Stanley		8.535	+	7/29/2026	938,100
320,000	Morgan Stanley	5*(USISDA30-USISDA02)	9.300	+	3/30/2027	326,400
232,000	Morgan Stanley		10.000	+	5/31/2027	245,340
328,000	Morgan Stanley		4.680	+	6/7/2028	309,960
215,000	Morgan Stanley	4.5*(USISDA30-USISDA05)	3.672	+	7/31/2028	205,325
686,000	Morgan Stanley	4*(USISDA30-USISDA02)	6.604	+	8/19/2028	658,560
2,132,000	Morgan Stanley	5*(USISDA30-USISDA02)	8.751	+	8/30/2028	2,153,320
743,000	Morgan Stanley	5*(USISDA30-USISDA02)	9.095	+	10/15/2028	750,430
1,074,000	Morgan Stanley	4*(USISDA30-USISDA02)	10.000	+	10/31/2028	1,014,930
762,000	Morgan Stanley		10.000	+	8/31/2030	792,480
199,000	Morgan Stanley		7.265	+	9/30/2030	200,493
286,000	Morgan Stanley	5*(USISDA30-USISDA02)	7.265	+	10/30/2030	288,145
175,000	Morgan Stanley	10*(USISDA30-USISDA02)	9.863	+	11/30/2030	188,696
266,000	Morgan Stanley	10*(USISDA30-USISDA02)	7.265	+	11/30/2030	267,995
195,000	Morgan Stanley		6.983	+	2/28/2034	179,400
440,000	Morgan Stanley		7.080	+	2/28/2034	400,400
575,000	Morgan Stanley ^		5.812	+	3/31/2034	523,250
302,000	Morgan Stanley	4*(CMS30-CMS2)	7.080	+	4/30/2034	286,893
272,000	Morgan Stanley		5.812	+	5/31/2034	250,094
200,000	Morgan Stanley		7.080	+	7/31/2034	171,703
737,000	Morgan Stanley ^		10.000	+	9/30/2034	773,850
1,731,000	Morgan Stanley		7.245	+	11/28/2034	1,609,830
						32,727,456
	INSURANCE - 1.8%
7,720,000	AmTrust Financial Services, Inc.		6.125		8/15/2023	7,799,171
58,410	Atlas Financial Holdings, Inc.		6.625		4/26/2022	597,242
						8,396,413
	MACHINERY - 0.0%
2,500,000	Briggs & Stratton Corp. #		6.875		12/15/2020	190,625

	METALS & MINING - 2.4%
6,000,000	Alliance Resource Operating Partners LP**		7.500		5/1/2025	6,067,800
171,000	Ramaco Resources, Inc.		9.000		7/30/2026	4,408,380
894,000	Warrior Met Coal, Inc.**		8.000		11/1/2024	912,506
						11,388,686
	OIL & GAS PRODUCERS - 3.1%
3,000,000	Athabasca Oil Corp.**		9.875		2/24/2022	2,850,000
5,000,000	Talos Production, Inc.		12.000		1/15/2026	5,228,725
7,000,000	W&T Offshore, Inc. **		9.750		11/1/2023	6,727,630
						14,806,355
	REIT - 0.7%
100,700	Gladstone Land Corp.		5.000		1/31/2026	2,611,151
30,000	HC Government Realty Trust, Inc. **		7.000		8/14/2027	750,000
						3,361,151
	SEMICONDUCTOR - 1.3%
6,000,000	Uniquify, Inc.**		6.000		6/15/2024	6,000,000

	SOFTWARE - 0.9%
4,000,000	Blast Motion, Inc.**		7.000		1/15/2024	4,060,000

	SPECIALTY FINANCE - 5.2%
1,305,000	Morgan Stanley Finance LLC ^		9.000		9/30/2036	1,366,988
230,000	Morgan Stanley Finance LLC		9.863	+	12/30/2036	240,313
561,000	Morgan Stanley Finance LLC	20*(USISDA30-USISDA02)	9.000	+	4/28/2037	587,647
1,357,000	Morgan Stanley Finance LLC	20*(USISDA30-USISDA02)	10.000	+	9/29/2037	1,418,065
7,000,000	Nexpoint Real Estate Finance, Inc.	10*(CMS30-CMS2)	5.750	+	5/1/2026	7,124,929
35,000	Priority Income Fund, Inc.		5.750		12/31/2026	889,175
26,981	Ready Capital Corp.		7.000		8/15/2023	721,742
243,102	Ready Capital Corp.		5.750		2/15/2026	6,291,480
60,680	Sachem Capital Corp.		7.125		6/30/2024	1,550,677
74,152	Sachem Capital Corp.		6.875		12/30/2024	1,879,012
79,630	Sachem Capital Corp.		7.750		9/30/2025	2,072,371
20,000	Terra Property Trust, Inc.		6.000		6/30/2026	506,830
						24,649,229

	TOTAL CORPORATE BONDS (Cost - $267,322,683)					275,168,015

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2021

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	SUPRANATIONAL - 1.2%
$ 4,137,000	International Bank for Reconstruction & Development		4.815	+	7/31/2034	4,000,479
1,642,000	International Bank for Reconstruction & Development		5.949	+	8/28/2034	1,551,690
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost - $5,661,233)					5,552,169
Shares
	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET - 3.2%
15,362,042	Fidelity Institutional Money Market Portfolio, Class I, 0.01% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,362,042)					$ 15,362,042

	TOTAL INVESTMENTS - 102.0% (Cost - $473,378,938)					$ 482,288,253
	LIABILITIES LESS OTHER ASSETS - (2.0) %					(9,334,215)
	NET ASSETS - 100.0%					$ 472,954,038

+ Variable rate security, rate shown represents the rate at July 31, 2021.
++ Step rate, rate shown represents the rate at July 31, 2021.
* Rate shown represents the rate at July 31, 2021, is subject to change and resets daily.
** Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At July 31, 2021, these securities amounted to $206,771, 660 or 43.7% of net assets.
^ The security is illiquid; total illiquid securities represent 1.6% of net assets.
# Defaulted security.
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR - London Interbank Offered Rate
CMS2 - Constant Maturity Swap 2 Year Rate
CMS30 - Constant Maturity Swap 30 Year Rate
USISDA02 - 2 Year USD ICE Swap Rate
USISDA05 - 5 Year USD ICE Swap Rate
USISDA10 - 10 Year USD ICE Swap Rate
USISDA30 - 30 Year USD ICE Swap Rate